UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   May 4, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total: $123,625

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2507     2300 SH       SOLE                     2300
AFC Enterprises                COM              00104Q107     5763   287450 SH       SOLE                   287450
Abbott Labs                    COM              002824100      329     5900 SH       SOLE                     5900
AllianceBernstein              COM              01881G106     1321    14922 SH       SOLE                    14922
Amer Standard Co               COM              029712106     1485    28000 SH       SOLE                    28000
American Express               COM              025816109     5360    95033 SH       SOLE                    95033
American Intl Group            COM              026874107      552     8209 SH       SOLE                     8209
Anheuser Busch                 COM              035229103     5841   115750 SH       SOLE                   115750
Annaly Capital Mgmt            COM              035710409     2371   153150 SH       SOLE                   153150
BP PLC ADR                     COM              055622104      933    14410 SH       SOLE                    14410
Bank of America                COM              060505104     1260    24703 SH       SOLE                    24703
Berkshire Hathaway B           COM              084670207     7244     1990 SH       SOLE                     1990
Buckeye Ptnrs LP               COM              118230101      390     7850 SH       SOLE                     7850
Calamos Asset Mgmt             COM              12811R104     1438    64439 SH       SOLE                    64439
ChevronTexaco                  COM              166764100     1267    17127 SH       SOLE                    17127
Cisco Systems Inc              COM              17275R102     1329    52073 SH       SOLE                    52073
Citigroup                      COM              172967101     2904    56559 SH       SOLE                    56559
Coca Cola                      COM              191216100      602    12550 SH       SOLE                    12550
Colgate-Palmolive              COM              194162103      508     7600 SH       SOLE                     7600
Comcast A Spcl                 COM              20030N200     2956   116050 SH       SOLE                   116050
Compucredit Corp               COM              20478N100     2154    69000 SH       SOLE                    69000
ConocoPhillips                 COM              20825C104     2970    43456 SH       SOLE                    43456
Contango Oil & Gas             COM              21075N204      351    16000 SH       SOLE                    16000
Dell Inc                       COM              24702R101     3974   171235 SH       SOLE                   171235
Exxon Mobil Corp               COM              30231G102     6594    87389 SH       SOLE                    87389
First Marblehead Corp          COM              320771108     4278    95300 SH       SOLE                    95300
GATX Corporation               COM              361448103      805    16850 SH       SOLE                    16850
General Electric               COM              369604103     4482   126764 SH       SOLE                   126764
Group 1 Automotive             COM              398905109      212     5340 SH       SOLE                     5340
Home Depot Inc                 COM              437076102     2634    71681 SH       SOLE                    71681
Intel Corp                     COM              458140100     1657    86608 SH       SOLE                    86608
Johnson & Johnson              COM              478160104     5053    83859 SH       SOLE                    83859
Kinder Morgan Mgmt             COM              49455U100      946    18457 SH       SOLE                    18457
Legg Mason Inc                 COM              524901105     5955    63215 SH       SOLE                    63215
Magellan Prtnrs LP             COM              559080106      304     6500 SH       SOLE                     6500
Microsoft Inc                  COM              594918104     6166   221229 SH       SOLE                   221229
Moodys Corp                    COM              615369105     4427    71327 SH       SOLE                    71327
Nordstrom Inc                  COM              655664100      214     4040 SH       SOLE                     4040
Optimal Group Inc              COM              68388R208      235    28000 SH       SOLE                    28000
Pepsico                        COM              713448108     3866    60825 SH       SOLE                    60825
Pfizer Inc                     COM              717081103     2529   100103 SH       SOLE                   100103
Procter & Gamble Co            COM              742718109     2310    36577 SH       SOLE                    36577
Qualcomm Inc                   COM              747525103      674    15807 SH       SOLE                    15807
Royal Dutch Shell ADR          COM              780259206      760    11469 SH       SOLE                    11469
Schlumberger Ltd               COM              806857108      211     3048 SH       SOLE                     3048
Tyco Intl Ltd New              COM              902124106     3452   109400 SH       SOLE                   109400
Walmart                        COM              931142103     5034   107211 SH       SOLE                   107211
Washington Mutual              COM              939322103      596    14750 SH       SOLE                    14750
Weingarten Realty              COM              948741103      464     9750 SH       SOLE                     9750
iShares Japan Indx             COM              464286848     3959   271750 SH       SOLE                   271750